Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Carrying value of debt and equity investments	$123,279	$132,113
Debt guarantees	68,901	88,313
Maximum exposure to loss	$192,180	$220,426